Members' equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Members' equity (Details) [Line Items]
Total unreturned capital (in Dollars)	$ 193.6	$ 193.5
Tax distributions (in Dollars)	$ 9.2	$ 3.5
Noncontrolling parent ownership interest	1.00%
US Salt Parent Holdings [Member]
Members' equity (Details) [Line Items]
Incentive units vesting rights, description	(i) one-third of the performance-based incentive units vest upon the consummation of a sale of the Parent Holdings if the Investor Return is equal to or greater than 2.0
Percentage of noncontrolling parent interest	99.00%
US Salt Parent Holdings [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Members' equity (Details) [Line Items]
Incentive units vesting rights, description	(ii) an additional one-third of the performance-based incentive units vest upon the consummation of a sale of the Parent Holdings if the Investor Return is equal to or greater than 2.5
US Salt Parent Holdings [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Members' equity (Details) [Line Items]
Incentive units vesting rights, description	(iii) an additional one-third of the performance-based incentive units vest upon the consummation of a sale of the Parent Holdings if the Investor Return is equal to or greater than 3.0.
US Salt Parent Holdings [Member] | USPH Class B Units [Member] | Service Based Vesting [Member]
Members' equity (Details) [Line Items]
Percentage of vesting of award	40.00%
US Salt Parent Holdings [Member] | USPH Class B Units [Member] | Service and Performance Based Vesting [Member]
Members' equity (Details) [Line Items]
Percentage of vesting of award	60.00%
US Salt Parent Holdings [Member] | Time Vesting Incentive Units [Member]
Members' equity (Details) [Line Items]
Incentive units vested requisite service period	5 years
Emerald Lake [Member]
Members' equity (Details) [Line Items]
Percentage of noncontrolling parent interest	1.00%
US Salt Intermediate Holdings, LLC [Member]
Members' equity (Details) [Line Items]
Percentage of noncontrolling parent interest	100.00%